Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
The following table summarizes the changes in the carrying amount of goodwill related to continuing operations (in millions):

	Americas	EMEA	Asia Pacific	Total
Balance at January 1, 2020
Goodwill	$7,884.6	$1,333.8	$553.4	$9,771.8
Accumulated impairment losses	(7.7)	(567.0)	—	(574.7)

	7,876.9	766.8	553.4	9,197.1
Other acquisitions	129.8	10.9	8.9	149.6
Currency translation	74.7	18.2	13.5	106.4
Impairment	—	(470.0)	—	(470.0)

Balance at December 31, 2020
Goodwill	8,089.1	1,362.9	575.8	10,027.8
Accumulated impairment losses	(7.7)	(1,037.0)	—	(1,044.7)

	8,081.4	325.9	575.8	8,983.1
Purchase accounting adjustments	15.4	5.2	2.3	22.9
Other acquisitions	2.4	—	—	2.4
Currency translation	(61.1)	(13.8)	(14.1)	(89.0)

Balance at December 31, 2021
Goodwill	8,045.8	1,354.3	564.0	9,964.1
Accumulated impairment losses	(7.7)	(1,037.0)	—	(1,044.7)

	$8,038.1	$317.3	$564.0	$8,919.4

Components of Identifiable Intangible Assets
The components of identifiable intangible assets related to continuing operations were as follows (in millions):

	Technology	Intellectual Property Rights	Trademarks and Trade Names	Customer Relationships	IPR&D	Other	Total
As of December 31, 2021:
Intangible assets subject to amortization:
Gross carrying amount	$2,930.7	$381.9	$522.1	$5,109.1	$—	$136.6	$9,080.4
Accumulated amortization	(1,537.1)	(230.2)	(230.7)	(1,939.5)	—	(79.3)	(4,016.8)
Intangible assets not subject to amortization:
Gross carrying amount	—	—	457.0	—	13.0	—	470.0

Total identifiable intangible assets	$1,393.6	$151.7	$748.4	$3,169.6	$13.0	$57.3	$5,533.6

As of December 31, 2020:
Intangible assets subject to amortization:
Gross carrying amount	$2,992.0	$381.9	$527.1	$5,194.7	$—	$98.6	$9,194.3
Accumulated amortization	(1,372.4)	(210.3)	(202.3)	(1,670.8)	—	(66.3)	(3,522.1)
Intangible assets not subject to amortization:
Gross carrying amount	—	—	462.7	—	29.5	—	492.2

Total identifiable intangible assets	$1,619.6	$171.6	$787.5	$3,523.9	$29.5	$32.3	$6,164.4

Estimated Annual Amortization Expense Based on Intangible Assets Recognized
Estimated annual amortization expense based upon intangible assets recognized as of December 31, 2021 for the years ending December 31, 2022 through 2026 is (in millions):

For the Years Ending December 31,
2022	$521.5
2023	515.2
2024	506.4
2025	459.9
2026	408.3